Post-Employment Obligations - Schedule of Changes in Fair Value of Plan Assets (Details) - Pension plans and retirement supplement plans [member] R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 9,198	R$ 9,378	R$ 10,420
Return on investments	$ (842)	1,464	633	(298)
Contributions from employer		313	272	236
Benefits paid		(1,093)	(1,085)	(980)
Ending balance		R$ 9,882	R$ 9,198	R$ 9,378